Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of common shares outstanding (shares)	67,624,036	58,029,745	53,513,225